Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests		€ 4,293	[1]	€ 4,832	€ 5,073
Less than 1 year [Member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests	[1]	354
1 to 3 years [Member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests	[1]	2,630
3 to 5 years [Member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests	[1]	1,069
More Than 5 Years [Member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations and buyouts of non-controlling interests	[1]	€ 240

[1]	This line does not include put options granted to non-controlling interests.